Cash and Cash Equivalents (Details) - ILS (₪)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 783,380	₪ 149,791
Bank Mizrahi Current Account No. 684795
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	16,579	0
Bank Mizrahi Current Account No. 073959
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	680,040	149,791
Bank Mizrahi Current Account No. 073959 FX
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	24,411	0
SVB Bank
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 62,351	₪ 0